Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock-based Compensation Expense Recognized for all Stock-based Awards
Stock-based compensation expense recognized for all stock-based awards is reported in the Company’s consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Cost of sales	$35	$28	$70	$56
General and administrative	430	(17)	856	494
Sales and marketing	4,549	65	27,961	233
Research and development	295	240	601	476

Total	$5,309	$316	$29,488	$1,259

Stock-based compensation expense recognized for all stock-based awards is reported in the Company’s consolidated statements of operations as follows:

	Years Ended December 31,
	2020	2019
	(in thousands)
Cost of sales	$137	$475
General and administrative	3,245	5,518
Sales and marketing	1,583	897
Research and development	1,056	5,144

Total	$6,021	$12,034

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company estimates the fair value of each employee stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions regarding the fair value of the underlying common stock on each measurement date:

	Years Ended December 31,
	2020	2019
Weighted average expected volatility	55.0%	55.0%
Weighted average expected term (in years)	6.1	6.1
Weighted average risk-free interest rate	0.57%	2.00%
Expected dividend yield	0%	0%

Summarizes Stock Option Activity
The following table summarizes stock option activity under the 2013 Plan for the six months ended June 30, 2021:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2020	5,956,837	$4.70	8.0

Exercised	272,364	1.82	2.9
Cancelled	4,596	3.65	—
Forfeited	59,055	3.59	—

Outstanding at June 30, 2021	5,620,822	$4.85	7.8

Exercisable at June 30, 2021	2,342,488	$2.71	6.1

Vested or expected to vest at June 30, 2021	5,620,822	$4.85	7.8

The following table summarizes stock option activity under the 2013 Plan since December 31, 2018:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)
Outstanding at December 31, 2018	3,513,759	$1.25	7.9

Granted	1,077,900	7.04
Exercised	942,297	0.76
Forfeited	140,148	3.07

Outstanding at December 31, 2019	3,509,214	$3.09	7.8

Granted	2,957,409	6.70
Exercised	101,632	2.22
Forfeited	412,654	5.99

Outstanding at December 31, 2020	5,952,337	$4.70	8.0

Exercisable at December 31, 2020	2,086,639	$1.91	5.6

Vested or expected to vest at December 31, 2020	5,952,337	$4.70	8.0